EIP Growth and Income Fund		January 31, 2022
Schedule of Investments (unaudited)

Shares		Value
UNITED STATES COMMON STOCKS - 47.84%
	Energy - 25.00%
53,100	Archaea Energy, Inc.(b)	$918,099
73,100	Cheniere Energy, Inc.	8,179,890
30,000	Chevron Corp.	3,939,900
109,250	Clearway Energy, Inc. - Class A	3,370,363
141,470	DT Midstream, Inc.	7,313,999
52,899	Enbridge, Inc.	2,236,041
4,900	Enphase Energy, Inc.(b)	688,303
19,493	Equitrans Midstream Corp.	158,088
57,400	Exxon Mobil Corp.	4,360,104
25,320	Kinder Morgan, Inc.	439,555
34,412	ONEOK, Inc.	2,088,120
65,480	Quanta Services, Inc.	6,726,106
126,509	The Williams Companies, Inc.	3,787,679
		44,206,247
	Utilities - 22.84%
22,010	Alliant Energy Corp.	1,317,519
40,959	American Electric Power Co., Inc.	3,702,694
100	American Water Works Co., Inc.	16,080
12,100	Black Hills Corp.	819,654
154,690	CenterPoint Energy, Inc.	4,387,008
5,460	CMS Energy Corp.	351,515
2,460	Dominion Energy, Inc.	198,424
30,140	DTE Energy Co.	3,629,760
1,490	Duke Energy Corp.	156,539
15,220	Eversource Energy	1,362,038
31,470	Exelon Corp.	1,823,686
7,600	National Fuel Gas Co.	461,548
9,600	New Jersey Resources Corp.	386,016
38,361	NextEra Energy, Inc.	2,996,761
34,310	ONE Gas, Inc.	2,672,406
57,340	PPL Corp.	1,701,851
47,520	Public Service Enterprise Group, Inc.	3,161,506
12,770	Sempra Energy	1,764,303
7,500	Southwest Gas Holdings, Inc.	511,350
106,900	The AES Corp.	2,371,042
20,190	The Southern Co.	1,403,003
47,000	UGI Corp.	2,131,450
18,240	WEC Energy Group, Inc.	1,770,010
18,390	Xcel Energy, Inc.	1,281,047
		40,377,210
	TOTAL UNITED STATES COMMON STOCKS (Cost $76,421,623)	84,583,457

MASTER LIMITED PARTNERSHIPS - 27.03%
	Consumer Cyclicals - 1.43%
94,520	Westlake Chemical Partners, LP	2,522,739
	Energy - 25.60%
175,674	Cheniere Energy Partners LP	8,650,188
782,900	Energy Transfer, LP	7,492,353
144,534	Enterprise Products Partners, LP	3,416,784
129,060	Hess Midstream, LP - Class A (a)	3,789,201
10,610	Holly Energy Partners, LP	198,513
154,050	Magellan Midstream Partners, LP	7,528,423
92,180	NextEra Energy Partners, LP (a)	6,933,780
622,660	Plains GP Holdings, LP - Class A (a)	7,179,270
6,660	Shell Midstream Partners, LP	84,715
		45,273,227
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $37,258,858)	47,795,966

CANADIAN COMMON STOCKS - 11.22%
	Energy - 6.60%
115,790	Keyera Corp.	2,724,524
173,293	TC Energy Corp.	8,950,584
		11,675,108
	Utilities - 4.62%
225,501	AltaGas, Ltd.	4,631,893
82,050	Atco, Ltd. - Class I	2,763,939
5,110	Canadian Utilities, Ltd. - Class A	148,458
3,700	Emera, Inc.	175,314
3,950	Fortis, Inc.	187,626
7,400	Hydro One, Ltd.	191,178
2,700	Northland Power, Inc.	78,187
		8,176,595
	TOTAL CANADIAN COMMON STOCKS (Cost $17,768,953)	19,851,703

BRITISH COMMON STOCKS - 6.14%
	Energy - 6.14%
148,500	BP PLC - ADR	4,591,620
122,000	Shell PLC - ADR	6,270,800
	TOTAL BRITISH COMMON STOCKS (Cost $9,289,948)	10,862,420

FRENCH COMMON STOCKS - 2.25%
	Energy - 2.25%
70,100	TotalEnergies SE - ADR	3,981,680
	TOTAL FRENCH COMMON STOCKS (Cost $3,542,996)	3,981,680

SPANISH COMMON STOCKS - 1.87%
	Energy - 0.83%
70,100	EDP Renovaveis SA - ADR	1,466,389
	Utilities - 1.04%
40,140	Iberdrola SA - ADR	1,840,018
	TOTAL SPANISH COMMON STOCKS (Cost $3,162,447)	3,306,407

ITALIAN COMMON STOCKS - 1.70%

	Utilities - 1.70%
393,010	Enel SpA - ADR	2,998,666
	TOTAL ITALIAN COMMON STOCKS (Cost $3,579,075)	2,998,666

DANISH COMMON STOCKS - 0.05%
	Energy - 0.05%
2,205	Orsted A/S - ADR	77,903
	TOTAL DANISH COMMON STOCKS (Cost $113,764)	77,903

SHORT TERM INVESTMENTS - 0.24%
	Money Market Funds - 0.24%
415,782	First American Treasury Obligations, Class Z
	Effective Yield, 0.01% (c)	415,782
	Total Short Term Investments (Cost $415,782)	415,782

	Total Investments in Securities (Cost $151,553,446) - 98.34%	173,873,984
	Other Assets in Excess of Liabilities - 1.66%	2,934,834
	NET ASSETS - 100.00%	$176,808,818

Percentages are stated as a percentage of net assets.
(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	Non-income producing security.
(c)	Seven-day yield as of January 31, 2022.
ADR	American Depositary Receipt

	Schedule of Total Return Swaps
For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is 1 month LIBOR ( London Interbank Offer Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $2,780,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at January 31, 2022:

Long Total Return Equity Swaps	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
	American Water Works Co., Inc.
	01/19/2023	$29,162	$(227)
	02/17/2023	48,603	(379)
	Atmos Energy Corp.
	07/19/2022	796,900	13,416
	08/17/2022	126,492	2,130
	09/19/2022	474,345	7,986
	10/19/2022	158,115	2,662
	12/19/2022	42,164	710
	01/19/2023	554,457	9,335
	02/17/2023	252,984	4,259
	03/17/2023	162,331	2,733
	Cheniere Energy, Inc.
	02/17/2023	123,552	(504)
	Clearway Energy, Inc.
	02/17/2023	365,878	10,369
	DT Midstream, Inc.
	02/17/2023	547,490	347
Enbridge, Inc.
	02/17/2023	227,718	464
	Enterprise Products Partners, LP
	07/19/2022	3,615,881	(4,957)
	08/17/2022	168,910	(232)
	09/19/2022	65,151	(89)
	10/19/2022	183,388	(251)
	12/19/2022	48,260	(66)
	01/19/2023	89,522	(123)
	02/17/2023	289,560	(396)
	IDACORP, Inc.
	07/19/2022	312,600	3,626
	08/17/2022	87,136	1,011
	09/19/2022	152,488	1,769
	10/19/2022	98,028	1,137
	11/17/2022	5,446	63
	12/19/2022	41,390	480
	01/19/2023	71,887	834
	02/17/2023	294,084	3,411
	03/17/2023	234,178	2,717
	Kinder Morgan, Inc.
	08/17/2022	3,540	(15)
	09/19/2022	1,770	(8)
	10/19/2022	5,310	(23)
	12/19/2022	87,261	(375)
	01/19/2023	9,558	(41)
	02/17/2023	7,080	(31)
	New Jersey Resources Corp.
	07/19/2022	7,828	211
	08/17/2022	27,398	740
	09/19/2022	11,742	317
	10/19/2022	19,570	528
	12/19/2022	3,914	106
	02/17/2023	27,398	740
	03/17/2023	863,076	12,166
PPL Corp.
	03/17/2022	36,765	(271)
	05/18/2022	26,901	(198)
	08/17/2022	2,989	(22)
	10/19/2022	2,989	(22)
	02/17/2023	2,989	(22)
	03/17/2023	8,070	(59)
	Sempra Energy
	03/17/2022	47,502	838
	05/18/2022	27,144	478
	07/19/2022	28,501	502
	08/17/2022	40,716	718
	09/19/2022	195,437	3,448
	10/19/2022	40,716	718
	11/17/2022	176,436	3,113
	12/19/2022	93,647	1,652
	02/17/2023	67,860	1,197
	03/17/2023	771,654	29,500
	Shell Midstream Partners, LP
	05/18/2022	5,332	(126)
	07/19/2022	6,665	(157)
	08/17/2022	26,660	(629)
	09/19/2022	11,064	(261)
	10/19/2022	27,993	(660)
	11/17/2022	3,999	(94)
	12/19/2022	11,997	(283)
	01/19/2023	20,395	(481)
	02/17/2023	7,998	(189)
	The Williams Companies, Inc.
	12/19/2022	136,410	1,568
	01/19/2023	31,365	361
	02/17/2023	11,836	136
	Total	$12,615,575	$117,305

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $86,470 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	January 31, 2022

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of January 31, 2022 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/2022	Price	Inputs	Inputs
ASSETS
United States Common Stock	$84,583,457	$84,583,457	$–	$–
Master Limited Partnerships	47,795,966	47,795,966	–	–
Canadian Common Stock	19,851,703	19,851,703	–	–
British Common Stock	10,862,420	10,862,420	–	–
French Common Stock	3,981,680	3,981,680	–	–
Spanish Common Stock	3,306,407	3,306,407	–	–
Italian Common Stock	2,998,666	2,998,666	–	–
Danish Common Stock	77,903	77,903	–	–
Short Term Investments	415,782	415,782	–	–
Other Financial Instruments*
Equity Contracts - Swaps	128,496	–	128,496	–
Total	$174,002,480	$173,873,984	$128,496	$–
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	(11,191)	–	(11,191)	–
Total	$(11,191)	$–	$(11,191)	$–

*Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Level 3 during the three months ended January 31, 2022. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.